Income Taxes (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
schedule of income before income tax
	Fiscal year ended September 30,
	2012	2011	2010
Domestic	$ 1,193,047	$ 1,105,481	$ 1,002,669
Foreign	23,826	12,508	9,507
Total	$ 1,216,873	$ 1,117,989	$ 1,012,176

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	Fiscal Year Ended September 30,
	2012	2011	2010
Current provision:
Federal	$ 356,843	$ 194,816	$ 265,862
State and local	32,438	26,527	34,478
Foreign	4,953	4,354	1,497
	394,234	225,697	301,837
Deferred provision:
Federal	47,348	174,412	68,289
State and local	11,959	20,462	12,693
Foreign	1,971	(77)	2,418
	61,278	194,797	83,400
Provision for income taxes	$ 455,512	$ 420,494	$ 385,237

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Fiscal Year Ended September 30,
	2012	2011	2010
Statutory federal income tax rate	35.0%	35.0%	35.0%
State and local income tax rate, net of federal tax benefit	2.3	1.7	3.3
Foreign	(0.1)	-	0.1
Other	0.2	0.9	(0.3)
Effective income tax rate	37.4%	37.6%	38.1%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	September 30,
	2012	2011
Merchandise inventories	$ 985,571	$ 898,655
Property and equipment	132,732	130,028
Goodwill and other intangible assets	249,913	142,810
Other	705	1,588
Gross deferred tax liabilities	1,368,921	1,173,081
Net operating loss and tax credit carryforwards	(59,994)	(40,742)
Capital loss carryforwards	(230,395)	(230,122)
Allowance for doubtful accounts	(30,856)	(32,882)
Accrued expenses	(9,651)	(462)
Employee and retiree benefits	(17,392)	(24,206)
Stock options	(28,197)	(25,697)
Other	(57,596)	(44,398)
Gross deferred tax assets	(434,081)	(398,509)
Valuation allowance for deferred tax assets	254,182	249,906
Deferred tax assets, net of valuation allowance	(179,899)	(148,603)
Net deferred tax liabilities	$ 1,189,022	$ 1,024,478

Summary of Income Tax Contingencies [Table Text Block]
Balance at September 30, 2009	$ 37,649
Additions of tax positions of the current year	6,710
Additions of tax positions of the prior years	737
Reductions of tax positions of the prior years	(4,826)
Settlements with taxing authorities	(2,810)
Expiration of statutes of limitations	(630)
Balance at September 30, 2010	36,830
Additions of tax positions of the current year	5,866
Additions of tax positions of the prior years	3,592
Reductions of tax positions of the prior years	(386)
Settlements with taxing authorities	(7,136)
Expiration of statutes of limitations	(2,963)
Balance at September 30, 2011	35,803
Additions of tax positions of the current year	6,094
Additions of tax positions of the prior years	1,045
Additions of tax positions due to acquisitions	2,748
Reductions of tax positions of the prior years	(5,177)
Settlements with taxing authorities	(2,286)
Expiration of statutes of limitations	(1,237)
Balance at September 30, 2012	$ 36,990